Debt - Short-Term Notes Payable Narrative (Details)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) loan	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2023	Oct. 31, 2022 USD ($)
Short-Term Debt [Line Items]
Unamortized debt issuance costs	$ 151,000			$ 271,000		$ 271,000		$ 151,000
Interest expense				5,666,000	$ 5,312,000	10,321,000	$ 9,927,000	22,223,000	$ 8,291,000
Notes Payable to Banks
Short-Term Debt [Line Items]
Principal amount											$ 3,756,000
Interest rate			7.75%		7.75%		7.75%			7.75%	6.50%
Principal balance paid off		$ 3,756,000
Number of short-term loan agreements | loan			2
Debt instrument, term	1 year		6 months
Unamortized debt issuance costs	$ 4,000			26,000		26,000		4,000	52,000
Amortization of debt issuance costs				4,000	$ 4,000	11,000	$ 22,000	175,000	162,000
Interest expense				124,000	77,000	249,000	157,000	$ 928,000	$ 578,000
Notes Payable to Banks | Bank 2, Loan 1
Short-Term Debt [Line Items]
Principal amount			$ 8,000,000		8,000,000		8,000,000
Notes Payable to Banks | Bank 2, Loan 2
Short-Term Debt [Line Items]
Principal amount			$ 6,400,000	$ 6,400,000	$ 6,400,000	$ 6,400,000	$ 6,400,000